CONSOLIDATED STATEMENTS OF INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Other operating income	€ 12,449	€ 4,621	€ 4,583
Total operating income	12,449	4,621	4,583
Sales and marketing	(5,954)	(6,431)	0
Research and development	(146,532)	(103,176)	(48,295)
General and administrative	(32,946)	(22,390)	(7,492)
Goodwill impairment loss	0	0	(13,632)
Total operating expenses	(185,433)	(131,997)	(69,419)
Operating loss	(172,984)	(127,376)	(64,836)
Financial expenses	(16,991)	(27,875)	(7,022)
Financial income	13,732	7,511	11,118
Financial gain (loss)	(3,258)	(20,364)	4,096
Net loss before tax	(176,242)	(147,740)	(60,740)
Income tax	0	0	0
Net loss for the period	€ (176,242)	€ (147,740)	€ (60,740)
Loss per share (€/share)
Weighted average number of outstanding shares used for computing basic loss per share (in shares)	63,046,350	43,066,012	19,092,442
Weighted average number of outstanding shares used for computing diluted loss per share (in shares)	63,046,350	43,066,012	19,092,442
Basic loss per share (in euro per share)	€ (2.80)	€ (3.43)	€ (3.18)
Diluted loss per share (in euro per share)	€ (2.80)	€ (3.43)	€ (3.18)